Fair Value Measurement (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Warrant Liability	$ 1,599,000	$ 1,812,200	$ 18,655,000
Level 1 | Recurring | Marketable securities and cash held in Trust Account
Liabilities:
Marketable securities and cash held in Trust Account	43,181,282	356,190,233
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant Liability		1,173,000	12,075,000
Level 2 | Recurring | Public Warrants
Liabilities:
Warrant Liability	1,035,000	1,173,000
Level 3 | Public Warrants
Liabilities:
Warrant Liability		6,727,500
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant Liability	564,000	639,200	6,580,000
Level 3 | Recurring | Sponsor Loans
Liabilities:
Warrant Liability	$ 1,664,000	$ 1,000,000	$ 5,490,000